Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net loss per common share, diluted	$ (3.58)	$ (5.18)	$ (10.68)	$ (10.29)	$ (25.22)	$ (8.88)
Weighted average number of common shares outstanding, diluted	1,240,094	347,333	853,133	347,333	360,944	315,529